LOANS PAYABLE - RELATED PARTIES - Schedule of Loans payable, Related Parties - Parenthetical (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Original borrowings of $496,500, bears interest at 6%, requires no payments until maturity in May 2023. Lender is a stockholder of the Company | Lender, Stockholder of the Company
Debt Instrument [Line Items]
Original amount of Loans payable	$ 496,500	$ 496,500	$ 496,500
Interest rate of loans payable	6.00%	6.00%	6.00%
Additional borrowings	$ 0	$ 0	$ 0
Original borrowings of $341,000, bears interest at 6%, requires no payments until maturity in April 2023. Lender is a stockholder of the Company | Lender, Stockholder of the Company
Debt Instrument [Line Items]
Original amount of Loans payable	$ 341,000	$ 341,000
Interest rate of loans payable	6.00%	6.00%
Additional borrowings	$ 0	$ 0
Original borrowings of $150,000, bears interest at various rates based on the lenders borrowing rates. No stated repayment terms. Lender is controlled by the managing stockholder and owned by his spouse | Lender, controlled by the managing stockholder and owned by his spouse
Debt Instrument [Line Items]
Original amount of Loans payable	$ 150,000	$ 150,000	$ 150,000